Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3)	Net Income (Loss)(4) ($ thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2022	$4,292,242	$(588,622)	$1,662,966	$164,883	$37.29	$35,379
2021	$3,671,395	$4,275,744	$1,340,562	$1,079,921	$107.59	$(25,687)

Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Brunn for each corresponding year in the “Total” column of the Summary Compensation Table. The dollar amounts reported in column (d) represent the average of the amounts reported for our Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: for 2022, Blaine Davis, Kevin Tan, Peter G. Traber, M.D., Takashi Kei Kishimoto, Ph.D. and Lloyd Johnston, Ph.D. and for 2021, Kevin Tan, Ann K. Donohue, Bradford D. Dahms, Peter G. Traber, M.D., Takashi Kei Kishimoto, Ph.D. and Lloyd Johnston, Ph.D.
PEO Total Compensation Amount	$ 4,292,242	$ 3,671,395
PEO Actually Paid Compensation Amount	$ (588,622)	4,275,744
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Named Executive Officers	Summary Compensation Table Total	Deduct Reported Value of Equity Awards Granted in the Year	Add Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Value of Unvested Prior Equity Awards	Year over Year Change in Value of Vested Prior Equity Awards	Deduct Value of Prior Equity Awards that Failed to Meet Vesting Conditions in the Year	Compensation Actually Paid
2022	PEO	$4,292,242	$(3,377,578)	$934,511	$—	$(1,415,406)	$(1,022,391)	$—	$(588,622)
	Non-PEO NEOs Average	$1,662,966	$(1,163,216)	$414,344	$—	$(322,827)	$(196,484)	$(229,900)	$164,883
2021	PEO	$3,671,395	$(2,788,311)	$2,430,089	$276,000	$63,955	$622,616	$—	$4,275,744
	Non-PEO NEOs Average	$1,340,562	$(927,505)	$664,534	$50,600	$13,935	$81,433	$(143,638)	$1,079,921

Non-PEO NEO Average Total Compensation Amount	$ 1,662,966	1,340,562
Non-PEO NEO Average Compensation Actually Paid Amount	$ 164,883	1,079,921
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Named Executive Officers	Summary Compensation Table Total	Deduct Reported Value of Equity Awards Granted in the Year	Add Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Value of Unvested Prior Equity Awards	Year over Year Change in Value of Vested Prior Equity Awards	Deduct Value of Prior Equity Awards that Failed to Meet Vesting Conditions in the Year	Compensation Actually Paid
2022	PEO	$4,292,242	$(3,377,578)	$934,511	$—	$(1,415,406)	$(1,022,391)	$—	$(588,622)
	Non-PEO NEOs Average	$1,662,966	$(1,163,216)	$414,344	$—	$(322,827)	$(196,484)	$(229,900)	$164,883
2021	PEO	$3,671,395	$(2,788,311)	$2,430,089	$276,000	$63,955	$622,616	$—	$4,275,744
	Non-PEO NEOs Average	$1,340,562	$(927,505)	$664,534	$50,600	$13,935	$81,433	$(143,638)	$1,079,921

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following chart sets forth the relationship between Compensation Actually Paid to Our PEO, the average of Compensation Actually Paid to Our Non-PEO NEOs and the Company’s total shareholder return over the period covering fiscal years 2021 and 2022. A large component of our executive compensation is equity-based to align compensation with performance, but also includes other appropriate incentives such as cash bonuses that are designed to incentivize our executives to achieve annual corporate goals. We believe the equity-based compensation strongly aligns our PEO and Non-PEO NEOs’ interests with those of our shareholders to maximize long-term value and encourage long-term employment.

Total Shareholder Return Amount	$ 37.29	107.59
Net Income (Loss)	$ 35,379,000	(25,687,000)
Additional 402(v) Disclosure [Text Block]	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the Company must annually disclose in its proxy statement the relationship between Company performance and the “compensation actually paid” to the Principal Executive Officer (“PEO”) and its non-PEO Named Executive Officers (collectively, the “Non-PEO NEOs”).Net income or (loss) as reported in the Company’s consolidated statements of operations and comprehensive income (loss) in our Annual Report on Form 10-K for the applicable year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net income or (loss)
PEO [Member] | Equity Awards Granted During the Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,377,578)	(2,788,311)
PEO [Member] | Equity Awards Granted During the Years, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	934,511	2,430,089
PEO [Member] | Equity Awards Granted in During the Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	276,000
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,415,406)	63,955
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,022,391)	622,616
PEO [Member] | Equity Awards Granted in Prior Years, Failed to Meet Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,163,216)	(927,505)
Non-PEO NEO [Member] | Equity Awards Granted During the Years, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	414,344	664,534
Non-PEO NEO [Member] | Equity Awards Granted in During the Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	50,600
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(322,827)	13,935
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(196,484)	81,433
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Failed to Meet Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (229,900)	$ (143,638)